Note 9 - Share-based Payments - Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	6,734,049	3,044,794
Number of warrants exercisable (in shares)	3,500,721	2,493,050
Warrants granted prior to 2023 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	2,184,917	2,186,778
Warrants, granted January 2023 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	7,479	10,000
Per warrant grant date fair value (in DKK per share)	kr 9.17	kr 9.17
Average exercise price per warrant (in DKK per share)	kr 1.94	kr 1.94
Remaining term to maturity of warrant (Year)	6 years	7 years
Warrants, granted September 2023 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	100,000	100,000
Per warrant grant date fair value (in DKK per share)	kr 4.27	kr 4.27
Average exercise price per warrant (in DKK per share)	kr 1.02	kr 1.02
Remaining term to maturity of warrant (Year)	6 years	7 years
Warrants, granted December 2023 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	269,605	275,969
Per warrant grant date fair value (in DKK per share)	kr 3.61	kr 3.61
Average exercise price per warrant (in DKK per share)	kr 0.75	kr 0.75
Remaining term to maturity of warrant (Year)	6 years	7 years
Warrants, granted May 2024 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	440,332	472,047
Per warrant grant date fair value (in DKK per share)	kr 2.23	kr 2.23
Average exercise price per warrant (in DKK per share)	kr 0.4	kr 0.4
Remaining term to maturity of warrant (Year)	6 years	7 years
Warrants granted February 2025 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	1,231,716
Per warrant grant date fair value (in DKK per share)	kr 2.09
Average exercise price per warrant (in DKK per share)	kr 0.5
Remaining term to maturity of warrant (Year)	6 years
Warrants granted November 2025 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares)	2,500,000
Per warrant grant date fair value (in DKK per share)	kr 0.5
Average exercise price per warrant (in DKK per share)	kr 0.74
Remaining term to maturity of warrant (Year)	6 years